SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX	BEIJING BOSTON BRUSSELS CENTURY CITY CHICAGO DALLAS GENEVA	HONG KONG HOUSTON LONDON LOS ANGELES MUNICH NEW YORK PALO ALTO	SAN FRANCISCO SHANGHAI SINGAPORE SYDNEY TOKYO WASHINGTON, D.C.

FOUNDED 1866

July 8, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund, each a series of BlackRock Liquidity Funds
(File Nos. 2-47015, 811-02354)

Ladies and Gentlemen:

On behalf of BlackRock Liquidity Funds, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplement to the Cash Reserve Shares Prospectus of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund (the “Funds”), dated February 29, 2016, as filed pursuant to Rule 497(e) under the Securities Act of 1933 on June 20, 2016 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Funds.

Any questions or comments on the 497 Filing should be directed to the undersigned at (212) 839-5511.

Very truly yours,

/s/ Douglas McCormack
Douglas McCormack

Enclosures

cc:	Benjamin Archibald, Esq.

Tricia J. Meyer

BlackRock Advisors, LLC

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.